Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2024

(Unaudited)

Schedule of Investments COMMON STOCK — 99.2%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.4%
Aurizon Holdings Ltd	5,363,753	$13,078,280
Total Australia		13,078,280

AUSTRIA — 1.5%
ANDRITZ	216,455	13,866,184
Total Austria		13,866,184

FRANCE — 7.5%
Bouygues SA	542,040	18,714,501
Kering SA	54,652	16,785,723
Sanofi SA	238,466	24,584,089
Vinci SA	86,358	9,855,010
Total France		69,939,323

GERMANY — 10.5%
Allianz SE	95,736	26,965,547
Continental AG	170,925	10,478,373
Deutsche Post	580,774	25,905,763
Evonik Industries AG	1,113,380	22,547,860
HeidelbergMaterials AG	116,788	12,166,895
Total Germany		98,064,438

HONG KONG — 4.6%
CK Hutchison Holdings Ltd	3,570,500	18,652,687
Jardine Matheson Holdings Ltd	336,115	11,840,983
WH Group Ltd	19,772,139	12,852,765
Total Hong Kong		43,346,435

ITALY — 6.8%
Enel SpA	3,984,947	28,449,270
Eni SpA	535,536	8,568,478
Snam SpA	5,433,981	25,966,990
Total Italy		62,984,738

Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN — 24.4%
FUJIFILM Holdings Corp	1,126,700	$26,788,345
Fujitsu Ltd	1,822,400	33,095,102
Hitachi Ltd	631,100	13,635,977
Honda Motor Co Ltd	1,221,800	13,054,416
Kao Corp	160,800	7,041,381
Kyocera Corp	891,000	11,222,116
MINEBEA MITSUMI	575,200	13,836,050
Mitsubishi Electric Corp	672,700	11,208,378
Nippon Telegraph & Telephone Corp	14,283,000	15,221,583
Secom Co Ltd	235,900	15,062,864
Sony Corp Group	312,600	27,764,707
Sumitomo Metal Mining	378,100	11,529,819
Takeda Pharmaceutical Co Ltd	373,300	10,480,132
Toyota Industries Corp	208,000	17,486,581
Total Japan		227,427,451

NETHERLANDS — 4.4%
Koninklijke Ahold Delhaize NV	414,473	13,352,346
Koninklijke Philips NV *	999,654	28,079,996
Total Netherlands		41,432,342

SINGAPORE — 5.0%
Singapore Telecommunications Ltd	7,666,302	17,703,293
United Overseas Bank Ltd	1,191,240	28,886,002
Total Singapore		46,589,295

SPAIN — 3.2%
Banco Santander SA	6,167,912	29,754,969
Total Spain		29,754,969

SWITZERLAND — 4.9%
Novartis AG	129,939	14,504,811
Roche Holding	36,058	11,674,124
Sandoz Group	460,424	19,970,105
Total Switzerland		46,149,040

Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TAIWAN — 1.2%
Taiwan Semiconductor Manufacturing Co Ltd	391,000	$11,405,984
Total Taiwan		11,405,984

UNITED KINGDOM — 23.8%
Associated British Foods PLC	372,189	11,882,189
BP PLC	3,071,694	18,157,061
British American Tobacco PLC	219,763	7,797,390
GSK PLC	1,316,422	25,563,224
Imperial Brands PLC	907,123	25,001,895
Kingfisher PLC	3,979,260	14,146,743
Lloyds Banking Group PLC	45,182,715	34,517,194
Shell PLC	559,378	20,397,020
SSE PLC	1,220,041	29,527,084
Tesco PLC	3,278,219	13,979,825
WPP PLC	2,224,025	21,453,052
Total United Kingdom		222,422,677

Total Common Stock
(Cost $833,493,454)		926,461,156
Total Value of Securities — 99.2%
(Cost $833,493,454)		$926,461,156

Percentages are based on Net Assets of $934,351,720.

*	Non-income producing security.

Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1700

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2024

(Unaudited)

Schedule of Investments COMMON STOCK — 90.4%
	Number of Shares	Value (U.S. $)
AUSTRIA — 1.5%
Mondi PLC	16,110	$314,971
Total Austria		314,971

BRAZIL — 5.8%
Hypera SA	57,300	290,848
Petroleo Brasileiro ADR	36,195	516,503
Vale Sponsored ADR Class B	35,406	384,155
Total Brazil		1,191,506

CANADA — 1.8%
Barrick Gold Corp US	20,412	377,826
Total Canada		377,826

CHILE — 0.7%
Sociedad Quimica y Minera de Chile Sponsored ADR	3,777	143,753
Total Chile		143,753

CHINA — 26.6%
Alibaba Group Holding Ltd	90,584	891,367
Autohome Inc Sponsored ADR	10,742	267,905
Baidu Inc Sponsored ADR *	1,995	176,697
China Medical System Holdings Ltd	108,000	89,567
China Merchants Bank Class A	58,800	266,163
China Merchants Bank Co Ltd Class H	26,500	109,838
China Tower Class H	2,448,000	300,366
CSPC Pharmaceutical Group Ltd	429,520	319,496
Gree Electric Appliances Inc Class A	40,896	226,494
Midea Group Co Ltd Class A	22,003	194,055
PetroChina Class H	322,000	279,617
Ping An Insurance Group Co of China Ltd Class H	86,000	373,465
Sinotruk Hong Kong	100,500	264,523
Tencent Holdings Ltd	16,400	756,802
Tingyi Cayman Islands Holding Corp Class H	186,000	226,789
Wuliangye Yibin Class A	12,100	212,588
Xinyi Solar Holdings Ltd	300,000	142,344

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA (continued)
Yum China Holdings Inc	12,862	$388,947
Total China		5,487,023

FINLAND — 0.6%
Metso	11,427	116,105
Total Finland		116,105

HONG KONG — 1.2%
WH Group Ltd	370,728	240,989
Total Hong Kong		240,989

INDIA — 9.0%
Axis Bank Inc	42,316	591,125
HCL Technologies Ltd	5,917	116,428
HDFC Bank	35,390	683,884
HDFC Bank Ltd Sponsored ADR	2,304	138,263
Infosys	2,122	47,055
Infosys Ltd Sponsored ADR	12,844	284,238
Total India		1,860,993

INDONESIA — 4.2%
Bank Rakyat Indonesia Persero Tbk PT	1,891,639	544,300
Telkom Indonesia Persero	1,846,400	327,929
Total Indonesia		872,229

MALAYSIA — 1.6%
Malayan Banking Bhd	152,000	338,136
Total Malaysia		338,136

MEXICO — 3.0%
Grupo Aeroportuario Pacifico Class B	18,744	300,190
Grupo Financiero Banorte SAB de CV Sponsored Class O	42,234	317,157
Total Mexico		617,347

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
PERU — 2.0%
Credicorp Ltd	2,458	$419,433
Total Peru		419,433

PORTUGAL — 1.4%
Jeronimo Martins SGPS	15,854	277,102
Total Portugal		277,102

SAUDI ARABIA — 5.0%
Saudi Arabian Oil	43,755	321,898
Saudi National Bank	42,933	433,808
Saudi Telecom	25,827	265,293
Total Saudi Arabia		1,020,999

SOUTH KOREA — 9.9%
Kia Corp	3,591	294,665
KT Corp	1,223	35,615
KT Corp ADR	10,429	151,951
LG Chem Ltd	468	105,246
Samsung Electronics Co Ltd	7,631	470,545
Samsung Fire & Marine Insurance Co Ltd	1,135	308,640
Shinhan Financial Group Co Ltd	15,335	674,448
Total South Korea		2,041,110

TAIWAN — 12.0%
Hon Hai Precision Industry Co Ltd	26,000	159,508
Lite-On Technology	97,000	296,656
MediaTek Inc	4,000	152,341
Taiwan Semiconductor Manufacturing Co Ltd	64,000	1,866,964
Total Taiwan		2,475,469

UNITED ARAB EMIRATES — 2.8%
Adnoc Gas	309,858	263,318
First Abu Dhabi Bank PJSC	85,306	303,144
Total United Arab Emirates		566,462

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 1.3%
Unilever PLC	4,390	$268,953
Total United Kingdom		268,953

Total Common Stock
(Cost $17,823,155)		18,630,406

PREFERRED STOCK — 8.0%

BRAZIL — 1.7%
Itau Unibanco Holding SA Sponsored ADR^	13,827	83,239
Itausa SA^	145,290	259,952
		343,191
SOUTH KOREA — 6.3%
Hyundai Motor^	1,672	203,212
LG Chem Ltd^	646	100,679
Samsung Electronics Co Ltd^	21,088	1,003,933
		1,307,824
Total Preferred Stock
(Cost $1,481,030)		1,651,015
Total Value of Securities — 98.4%
(Cost $19,304,185)		$20,281,421

Percentages are based on Net Assets of $20,607,023.

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1700

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

July 31, 2024

(Unaudited)

Schedule of Investments COMMON STOCK — 98.8%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 3.9%
Aurizon Holdings Ltd	30,734	$74,938
Total Australia		74,938

CANADA — 7.9%
Enbridge Inc	2,074	77,618
TC Energy	1,719	72,986
Total Canada		150,604

CHILE — 2.6%
Enel Americas SA	526,148	49,242
Total Chile		49,242

CHINA — 5.7%
Guangdong Investment Ltd	84,000	44,050
Jiangsu Expressway Co Ltd Class H	68,000	64,711
Total China		108,761

FRANCE — 10.9%
Eiffage SA	735	73,148
Veolia Environnement SA	2,124	66,723
Vinci	583	66,531
Total France		206,402

ITALY — 11.4%
Enav SpA	20,221	86,490
Enel SpA	11,002	78,545
Snam SpA	10,742	51,332
Total Italy		216,367

MALAYSIA — 4.2%
Westports Holdings	82,400	80,346
Total Malaysia		80,346

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

July 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MEXICO — 3.0%
Promotora y Operadora de Infraestructura	6,119	$57,147
Total Mexico		57,147

PORTUGAL — 4.0%
EDP	18,568	76,527
Total Portugal		76,527

SPAIN — 11.5%
Cellnex Telecom	2,220	77,427
Iberdrola SA	5,713	75,458
Redeia Corp SA	3,763	66,812
Total Spain		219,697

UNITED KINGDOM — 4.0%
SSE PLC	3,127	75,679
Total United Kingdom		75,679

UNITED STATES — 29.7%
American Tower REIT	405	89,262
CSX Corp	2,312	81,151
Edison International	1,095	87,611
Eversource Energy	1,238	80,359
HCA Healthcare Inc	197	71,521
Norfolk Southern	283	70,626
Prologis	670	84,453
Total United States		564,983

Total Common Stock
(Cost $1,828,282)		1,880,693

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

July 31, 2024

(Unaudited)

RIGHTS — 0.1%
	Number of Rights	Value (U.S. $)
Iberdrola * (A)(B)	5,713	$2,368

Total Rights
(Cost $–)		2,368
Total Value of Securities — 98.9%
(Cost $1,828,282)		$1,883,061

Percentages are based on Net Assets of $1,903,917.

*	Non-income producing security.
(A)	Expiration date is unavailable.
(B)	Strike price is unavailable.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MON-QH-001-1700

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2024

(Unaudited)

Schedule of Investment COMMON STOCK — 96.2%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.2%
Aurizon Holdings Ltd	1,055,389	$2,573,324
Total Australia		2,573,324

BRAZIL — 0.9%
Hypera SA	346,400	1,758,289
Total Brazil		1,758,289

CHINA — 4.0%
Alibaba Group Holding Ltd	391,800	3,855,400
Midea Group Co Ltd Class A	205,455	1,812,008
Ping An Insurance Group Co of China Ltd Class H	270,500	1,174,679
Yum China Holdings Inc	46,700	1,412,208
Total China		8,254,295

FRANCE — 5.0%
Kering SA	8,012	2,460,792
Sanofi SA	45,180	4,657,725
Vinci SA	28,612	3,265,147
Total France		10,383,664

GERMANY — 2.3%
Deutsche Post	107,586	4,798,936
Total Germany		4,798,936

INDIA — 1.4%
HDFC Bank	146,815	2,837,083
Total India		2,837,083

INDONESIA — 0.7%
Bank Rakyat Indonesia Persero Tbk PT	5,315,100	1,529,367
Total Indonesia		1,529,367

ITALY — 4.3%
Enel SpA	800,983	5,718,365

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY (continued)
Snam SpA	670,728	$3,205,162
Total Italy		8,923,527

JAPAN — 13.1%
Fujitsu Ltd	328,600	5,967,433
Hitachi Ltd	100,000	2,160,668
MatsukiyoCocokara & Co	195,700	3,191,457
SCSK Corp	141,800	2,791,747
Sony Corp Group	62,300	5,533,401
Sundrug Co Ltd	151,100	4,196,104
Toyota Industries Corp	36,900	3,102,187
Total Japan		26,942,997

NETHERLANDS — 2.7%
Koninklijke Philips NV *	198,287	5,569,825
Total Netherlands		5,569,825

SOUTH KOREA — 0.6%
Samsung Electronics Co Ltd	20,767	1,280,540
Total South Korea		1,280,540

SWEDEN — 2.2%
Autoliv	45,074	4,558,784
Total Sweden		4,558,784

SWITZERLAND — 2.3%
Roche Holding	14,929	4,833,407
Total Switzerland		4,833,407

TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	130,000	3,792,271
Total Taiwan		3,792,271

UNITED KINGDOM — 6.0%
Associated British Foods PLC	78,075	2,492,556
British American Tobacco PLC	141,976	5,037,437

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM (continued)
Lloyds Banking Group PLC	6,504,278	$4,968,923
Total United Kingdom		12,498,916

UNITED STATES — 47.7%
AbbVie Inc	30,710	5,691,177
Amazon.com *	18,288	3,419,490
American Tower REIT	17,544	3,866,698
CDW Corp	17,941	3,913,112
Centene Corp *	59,400	4,569,048
Charles Schwab	60,533	3,946,146
CNH Industrial	225,961	2,406,485
Dollar Tree Inc *	38,937	4,062,687
DuPont de Nemours	63,178	5,287,999
Exxon Mobil Corp	26,539	3,147,260
HCA Healthcare Inc	14,746	5,353,535
Kenvue Inc	245,201	4,533,769
L3Harris Technologies Inc	23,283	5,282,680
Labcorp Holdings	20,197	4,351,242
McDonald's	15,179	4,028,507
Meta Platforms Inc Class A	10,864	5,158,553
Micron Technology Inc	9,454	1,038,238
Microsoft Corp	10,878	4,550,811
NNN REIT	62,337	2,798,308
Prologis	17,686	2,229,320
Texas Instruments	25,308	5,158,024
UnitedHealth Group	8,403	4,841,472
Walmart Inc	50,450	3,462,888
Wells Fargo & Co	87,200	5,174,448
Total United States		98,271,897

Total Common Stock
(Cost $166,787,414)		198,807,122

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2024

(Unaudited)

PREFERRED STOCK — 2.3%
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 2.3%
Samsung Electronics Co Ltd^	100,103	4,765,588

Total Preferred Stock
(Cost $4,637,987)		4,765,588
Total Value of Securities — 98.5%
(Cost $171,425,401)		$203,572,710

Percentages are based on Net Assets of $206,604,903.

*	Non-income producing security.
^	There is currently no rate available.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MON-QH-001-1700